Financial instruments and risk management - Commodity price sensitivity and hedging (Details)	Dec. 31, 2025 oz $ / t t $ / oz	Dec. 09, 2024 R / oz oz	Nov. 04, 2024 R / oz oz	May 03, 2023 R / oz oz	Nov. 30, 2021 t	Jun. 15, 2021 oz
Zinc
Foreign currency sensitivity analysis
Quantity of hedged instrument (in tonne/ounce)					90,000	90,000
Zinc | Commodity price risk | Within one year | Hedging instrument 1
Foreign currency sensitivity analysis
Quantity of hedged instrument (in tonne/ounce) | t	3,300
Zinc | Commodity price risk | Within one year | Hedging instrument 2
Foreign currency sensitivity analysis
Quantity of hedged instrument (in tonne/ounce) | t	6,000
Zinc | Commodity price risk | Within one year | Hedging instrument 3
Foreign currency sensitivity analysis
Quantity of hedged instrument (in tonne/ounce) | t	2,700
Zinc | Commodity price risk | Within one year | Hedging Instrument 4
Foreign currency sensitivity analysis
Quantity of hedged instrument (in tonne/ounce) | t	12,000
Zinc | Minimum | Commodity price risk | Within one year | Hedging instrument 1
Foreign currency sensitivity analysis
Average price (in ZAR/AUD per ounce/tonne)	4,250
Zinc | Minimum | Commodity price risk | Within one year | Hedging instrument 2
Foreign currency sensitivity analysis
Average price (in ZAR/AUD per ounce/tonne)	4,200
Zinc | Minimum | Commodity price risk | Within one year | Hedging instrument 3
Foreign currency sensitivity analysis
Average price (in ZAR/AUD per ounce/tonne)	4,250
Zinc | Minimum | Commodity price risk | Within one year | Hedging Instrument 4
Foreign currency sensitivity analysis
Average price (in ZAR/AUD per ounce/tonne)	4,300
Zinc | Maximum | Commodity price risk | Within one year | Hedging instrument 1
Foreign currency sensitivity analysis
Average price (in ZAR/AUD per ounce/tonne)	4,800
Zinc | Maximum | Commodity price risk | Within one year | Hedging instrument 2
Foreign currency sensitivity analysis
Average price (in ZAR/AUD per ounce/tonne)	4,750
Zinc | Maximum | Commodity price risk | Within one year | Hedging instrument 3
Foreign currency sensitivity analysis
Average price (in ZAR/AUD per ounce/tonne)	4,800
Zinc | Maximum | Commodity price risk | Within one year | Hedging Instrument 4
Foreign currency sensitivity analysis
Average price (in ZAR/AUD per ounce/tonne)	4,900
Gold
Foreign currency sensitivity analysis
Quantity of hedged instrument (in tonne/ounce) | oz		168,000	182,000	154,320
Gold | Commodity price risk | Within one year
Foreign currency sensitivity analysis
Quantity of hedged instrument (in tonne/ounce) | oz	3,400
Average price (in ZAR/AUD per ounce/tonne) | $ / oz	4,206
Gold | Minimum
Foreign currency sensitivity analysis
Average price (in ZAR/AUD per ounce/tonne) | R / oz		45,000	45,000	34,214
Gold | Maximum
Foreign currency sensitivity analysis
Average price (in ZAR/AUD per ounce/tonne) | R / oz		54,400	58,500	46,050
Silver | Commodity price risk | Within one year
Foreign currency sensitivity analysis
Quantity of hedged instrument (in tonne/ounce) | oz	195,000
Average price (in ZAR/AUD per ounce/tonne) | $ / oz	57
Platinum | Commodity price risk | Within one year
Foreign currency sensitivity analysis
Quantity of hedged instrument (in tonne/ounce) | oz	5,850
Average price (in ZAR/AUD per ounce/tonne) | $ / oz	1,918
Paladium | Commodity price risk | Within one year
Foreign currency sensitivity analysis
Quantity of hedged instrument (in tonne/ounce) | oz	9,600
Average price (in ZAR/AUD per ounce/tonne) | $ / oz	1,501